Michele H. Abate

Vice President and

Associate General Counsel

Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

          March 7, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Brighthouse Fund UL III for Variable Life Insurance

File No. 811-09215

Commissioners:

The Annual Reports for the period ended December 31, 2023 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Brighthouse Fund UL III for Variable Life Insurance of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain funds of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain funds of American Century Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000814680, File No. 811-05188.

The Annual Reports for certain funds of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Reports for certain portfolios of BNY Mellon Variable Investment Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000813383, File No. 811-05125.

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Report for the Delaware VIP® Small Cap Value Series of Delaware VIP® Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

The Annual Reports for certain funds of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual Report for the MFS® New Discovery Series of MFS® Variable Insurance Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual Report for the Emerging Markets Debt Portfolio of Morgan Stanley Variable Insurance Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Annual Report for the Pioneer Mid Cap Value VCT Portfolio of Pioneer Variable Contracts Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

The Annual Reports for certain funds of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The Annual Reports for certain portfolios of Royce Capital Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0001006387, File No. 811-07537.

The Annual Report for the 1919 Variable Socially Responsive Balanced Fund of Trust for Advised Portfolios is incorporated by reference as filed on Form N-CSR, CIK No. 0001261788, File No. 811-21422.

The Annual Reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000857490, File No. 811-05962.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

The Annual Reports for certain portfolios of Variable Insurance Products Fund IV are incorporated by reference as filed on Form N-CSR, CIK No. 0000720318, File No. 811-03759.

The Annual Reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate

Vice President and Associate General Counsel

Brighthouse Life Insurance Company

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